UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  126 East 56th Street
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:


/s/Paul C. Shiverick	 New York, New York        November 11, 2011
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     44

Form 13F Information Table Value Total:     $1,658,879      (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                           Mkt       SH/Prn  	SH/ PUT/ Investment  Other   Voting
                                                           Value                                             Authority
Name Of Issuer               Title of Class     CUSIP      x$1,000   Amt     	Prn CALL Discretion Managers Sole       Shared None
APPLE INC 		     COM		037833100  283,869   744,438 	SH       SOLE		     744,438    0       0
AT&T			     COM		00206R102   11,522   404,000 	SH	 SOLE		     404,000 	0	0
BARRICK GOLD CORP	     COM		067901108    4,199    90,000 	SH	 SOLE		      90,000 	0	0
BOEING CO		     COM		097023105   72,276 1,194,455 	SH	 SOLE		   1,194,455 	0	0
BP PLC			     SPONSORED ADR	055622104  167,676 4,648,625 	SH	 SOLE		   4,648,625 	0	0
BUCKEYE PARTNERS L P	     UNIT LTD PARTN	118230101   14,171   226,700 	SH	 SOLE		     226,700 	0	0
CISCO SYS INC		     COM		17275R102   65,623 4,233,750 	SH	 SOLE		   4,233,750 	0	0
COMCAST CORP NEW	     CL A		20030N101   63,731 3,046,400 	SH	 SOLE		   3,046,400 	0	0
CONOCOPHILLIPS		     COM		20825C104   68,087 1,075,281 	SH	 SOLE		   1,075,281 	0	0
CONSOLIDATED EDISON INC	     COM		209115104   54,826   961,524 	SH	 SOLE		     961,524 	0	0
DELTA AIR LINES INC DEL	     COM NEW		247361702   11,022 1,469,626 	SH	 SOLE		   1,469,626 	0	0
DPL INC			     COM		233293109    5,775   191,600 	SH	 SOLE		     191,600 	0	0
DU PONT E I DE NEMOURS & CO  COM		263534109    1,799    45,000 	SH	 SOLE		      45,000 	0	0
DUKE ENERGY CORP NEW	     COM		26441C105   54,254 2,714,034 	SH	 SOLE		   2,714,034 	0	0
EBAY INC		     COM		278642103   17,629   597,800 	SH	 SOLE		     597,800 	0	0
EMBRAER S A		     SP ADR REP 4 COM	29082A107    6,285   247,734 	SH	 SOLE		     247,734 	0	0
E M C CORP MASS	    	     COM		268648102   59,064 2,813,929 	SH	 SOLE		   2,813,929 	0	0
ENERGIZER HLDGS INC	     COM		29266R108    2,319    34,900 	SH	 SOLE		      34,900 	0	0
ENTERGY CORP NEW	     COM		29364G103   16,175   244,000 	SH	 SOLE		     244,000 	0	0
EXELON CORP	             COM		30161N101   16,597   389,500 	SH	 SOLE		     389,500 	0	0
FEDEX CORP	             COM		31428X106   38,222   564,742 	SH	 SOLE		     564,742 	0	0
FIRSTENERGY CORP	     COM		337932107   27,903   621,302 	SH	 SOLE		     621,302 	0	0
GENERAL MTRS CO	             COM		37045V100   27,981 1,386,552 	SH	 SOLE		   1,386,552 	0	0
INTEL CORP	             COM		458140100   17,397   815,400 	SH	 SOLE		     815,400 	0	0
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER	494550106   20,952   306,400 	SH	 SOLE		     306,400 	0	0
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP	559080106   15,016   248,605 	SH	 SOLE		     248,605 	0	0
MCDONALDS CORP	             COM		580135101   43,077   490,519 	SH	 SOLE		     490,519 	0	0
MICRON TECHNOLOGY INC	     COM		595112103    4,604   913,527 	SH	 SOLE		     913,527 	0	0
NEWMONT MINING CORP	     COM		651639106    7,585   120,500 	SH	 SOLE		     120,500 	0	0
NUCOR CORP	             COM		670346105   20,693   654,000 	SH	 SOLE		     654,000 	0	0
PARKER HANNIFIN CORP	     COM		701094104   21,316   337,655 	SH	 SOLE		     337,655 	0	0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN	726503105   11,466   194,600 	SH	 SOLE		     194,600 	0	0
PPL CORP	             COM		69351T106   11,826   414,374 	SH	 SOLE		     414,374 	0	0
PROGRESS ENERGY INC	     COM		743263105   13,513   261,280 	SH	 SOLE		     261,280 	0	0
SANDISK CORP	             COM		80004C101   23,467   581,515 	SH	 SOLE		     581,515 	0	0
SOUTHERN CO	             COM		842587107   59,021 1,392,999 	SH	 SOLE		   1,392,999 	0	0
SPDR GOLD TRUST	             GOLD SHS		78463V107   24,515   155,098 	SH	 SOLE		     155,098 	0	0
TEXAS INSTRS INC	     COM		882508104   17,189   645,000 	SH	 SOLE		     645,000 	0	0
TYSON FOODS INC	             CL A		902494103    4,564   262,927 	SH	 SOLE		     262,927 	0	0
UNITED CONTL HLDGS INC	     COM		910047109   18,153   936,674 	SH	 SOLE		     936,674 	0	0
VERIZON COMMUNICATIONS INC   COM		92343V104   83,702 2,274,511 	SH	 SOLE		   2,274,511 	0	0
VODAFONE GROUP PLC NEW	     ADRS STOCKS	92857W209  101,743 3,965,061 	SH	 SOLE		   3,965,061 	0	0
WAL MART STORES INC	     COM		931142103   46,710   900,000 	SH	 SOLE		     900,000 	0	0
YAMANA GOLD INC	             COM		98462Y100    1,366   100,000 	SH	 SOLE		     100,000 	0	0

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